Other Real Estate Owned (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate Owned (Textual) [Abstract]
Ending balances for OREO covered by FDIC	$ 35,935	$ 46,550	$ 50,619
Ending balances for OREO non-covered	$ 118,332	$ 122,231	$ 20,198